Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 13, 2024
InnoAI [Member]
Related Party Transactions [Line Items]
Equity interests, percentage			100.00%
Executive and Non-Executive Directors [Member]
Related Party Transactions [Line Items]
Share based compensation	$ 1.0	$ 1.4
Cash compensation and benefits	$ 1.5	$ 1.4